INVESTMENTS (SCHEDULE OF INVESTMENT INCOME) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fixed maturities	$ 1,175.8	$ 1,290.3	$ 1,281.1
Equity securities	13.9	7.0	4.2
Mortgage loans	104.2	96.3	99.8
Policy loans	11.0	17.3	17.1
Other invested assets	17.1	14.4	14.4
Cash and cash equivalents	0.6	0.5	0.6
Trading securities (a)	14.8	12.8	26.3
Option income	118.9	77.4	0.4
Change in value of options	(49.4)	100.1	25.1
Other special-purpose portfolios	42.1	67.9	36.1
Gross investment income	1,449.0	1,684.0	1,505.1
Less investment expenses	21.6	20.0	18.7
Net investment income	1,427.4	1,664.0	1,486.4
Investment Income [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Increase (decrease) in trading securities	$ 3.4	$ 0.4	$ 4.9